Subsequent Events (Details) (USD $)				0 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Demand note [Member]	Oct. 02, 2012 Subsequent Event [Member]	Oct. 02, 2012 Subsequent Event [Member] Horizon Loan [Member]	Sep. 01, 2012 Subsequent Event [Member] Horizon Loan [Member]	Mar. 14, 2011 Subsequent Event [Member] Horizon Loan [Member]	Oct. 02, 2012 Subsequent Event [Member] Demand note [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	$ 15,000,000			$ 15,000,000			$ 5,000,000
Debt issued	3,573,000	4,987,000						1,000,000
Warrants issued to purchasing common stock (in shares)		1,046,102		51,100,000
Exercise price of warrants issued to purchasing common stock (in dollars per share)	$ 0.75			$ 0.75
Debt instrument convertible number of share per base principle amount (in shares)				1,333
Debt instrument convertible base principle amount				1,000
Number of lead program				2
Additional aggregate principal amount of Notes				20,000,000
Debt Instrument, Maturity Date					May 01, 2014
Monthly interest payment					40,000
Monthly principal and interest payment					$ 400,000
Debt instrument, interest rate (in hundredths)			10.00%			13.00%	11.75%